Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Effective income tax rate	34.60%
Unrecognized tax benefits	$ 0	$ 0